COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company's property and equipment at December 31, 2019 and December 31, 2018:

	December 31, 2019				December 31, 2018
	Cost	Accumulated Depreciation		Net Book Value	Cost	Accumulated Depreciation		Net Book Value

Computers and office equipment	$1,405	$	(–)	$1,405	$803	$	(–)	$803
Machinery and equipment	139,667		(66,704)	72,963	145,287		(54,860)	90,427
Vehicles	54,803		(38,642)	16,161	11,614		(4,224)	7,390
Total fixed assets	$195,875		$(105,346)	$90,529	$157,704		$(59,084)	$98,620

For the years ended December 31, 2019, 2018 and 2017, the Company recorded depreciation expense of $24,654, $17,978 and $7,736, respectively.

Related Party Receivables

As of December 31, 2019, related party receivables totaled $94,575. This amount was comprised of the following components, (i) $3,787 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $90,788 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.

As of December 31, 2018, related party receivables totaled $172,095. This amount was comprised of the following components, (i) $78,242 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $93,853 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.